Accounting policies - Reclassifications on balance sheet and cash flow (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassifications
Financial liabilities at fair value through profit or loss	$ 153,600	$ 182,646
Other financial liabilities designated at fair value through profit or loss	273,725	178,265
Financial liabilities at fair value through profit or loss	(29,046)	(10,846)
Other financial liabilities at fair value through profit or loss	95,460	11,379	$ 30,026
Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Financial liabilities at fair value through profit or loss		28,919
Other financial liabilities designated at fair value through profit or loss		142,520
Financial liabilities at fair value through profit or loss		88,591	19,130
Other financial liabilities at fair value through profit or loss		(88,058)	(62,440)
Originally reported amounts | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Financial liabilities at fair value through profit or loss		101,754
Other financial liabilities designated at fair value through profit or loss		69,685
Financial liabilities at fair value through profit or loss		15,756	(27,103)
Other financial liabilities at fair value through profit or loss		(15,223)	(16,207)
Reclassifications | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Financial liabilities at fair value through profit or loss		(72,835)
Other financial liabilities designated at fair value through profit or loss		72,835
Financial liabilities at fair value through profit or loss		72,835	46,233
Other financial liabilities at fair value through profit or loss		(72,835)	$ (46,233)
Short positions
Reclassifications
Financial liabilities at fair value through profit or loss	9,119	28,919
Short positions | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Financial liabilities at fair value through profit or loss		28,919
Short positions | Originally reported amounts | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Financial liabilities at fair value through profit or loss		101,754
Short positions | Reclassifications | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Financial liabilities at fair value through profit or loss		(72,835)
Deposits - Central banks
Reclassifications
Other financial liabilities designated at fair value through profit or loss	111,574	30,995
Deposits - Credit institutions
Reclassifications
Other financial liabilities designated at fair value through profit or loss	29,689	13,801
Deposits - Credit institutions | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Other financial liabilities designated at fair value through profit or loss		13,801
Deposits - Credit institutions | Originally reported amounts | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Other financial liabilities designated at fair value through profit or loss		4,316
Deposits - Credit institutions | Reclassifications | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Other financial liabilities designated at fair value through profit or loss		9,485
Deposits - Customers
Reclassifications
Other financial liabilities designated at fair value through profit or loss	129,216	128,719
Customer deposits - Repurchase agreements
Reclassifications
Other financial liabilities designated at fair value through profit or loss	$ 129,216	128,719
Customer deposits - Repurchase agreements | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Other financial liabilities designated at fair value through profit or loss		128,719
Customer deposits - Repurchase agreements | Originally reported amounts | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Other financial liabilities designated at fair value through profit or loss		65,369
Customer deposits - Repurchase agreements | Reclassifications | Reclassification of Financial Assets, Acquired And Pledged
Reclassifications
Other financial liabilities designated at fair value through profit or loss		$ 63,350